REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2017 CNY (¥)
Segment information
Number of reportable operating segments | segment	5	5	5	5
Total revenue	$ 27,677,904	¥ 180,080,750	¥ 144,228,916	¥ 123,667,667
Revenue from external customers		180,080,750	144,228,916	123,667,667
Segment profit/(loss) before income tax	462,047	3,006,216	1,625,545	121,941
Income tax benefit/(expense)	(98,715)	(642,267)	(404,172)	225,961
Profit for the year	363,332	2,363,949	1,221,373	347,902
Finance income	108,556	706,299	815,729	812,459
Finance costs	(797,677)	(5,189,929)	(5,019,908)	(5,979,489)
Share of profits and losses of joint ventures	1,253	8,151	(95,508)	23,238
Share of profits and losses of associates	(25,398)	(165,249)	115,091	284,531
Amortization of land use rights		(96,074)	(99,724)	(104,459)
Depreciation and amortization (excluding the amortization of land use rights)		(7,025,058)	(6,887,629)	(7,284,080)
Gain/(loss) on disposal of property, plant and equipment and land use rights		77,091	816,721	2,317,857
Unrealized gains on futures, forward and option contracts, net			154,585
Realised gain/(loss) on futures, forward and option contracts, net		(23,951)	(1,290,267)	(477,733)
Other income		342,171	745,269	1,787,774
Gain on disposal of Shanxi Huaxing				2,588,134
Gain on disposal of associates			128,833	832,369
Impairment of property, plant and equipment	(2,403)	(15,632)	(57,080)	(10,011)
Fair Value Loss		(131,073)
Impairment losses		(8,134)
Change for impairment of inventories		147,204	1,662,388	(616,867)
Reversal of provision for impairment of receivables, net		(43,220)	46,668	232,150
Gain on disposal and dividends of available for sale		79,408	140,929	38,469
Investments in associates	1,065,895		5,926,533	5,602,701	¥ 6,935,030
Investments in joint ventures	923,355		6,240,200	5,150,887	6,007,624
Capital expenditure in:
Intangible assets	$ 64,277	418,203	286,282	34,610
Intangible assets		285,167	344,099
Land use rights		59,215	20,963	139,624
Investment properties			92,267
Property, plant and equipment		9,676,854	8,341,859	10,193,076
Operating segment | Alumina
Segment information
Total revenue		38,079,105	30,027,317	33,497,260
Inter-segment revenue		(24,413,258)	(20,508,466)	(26,643,874)
Revenue from external customers		13,665,847	9,518,851	6,853,386
Segment profit/(loss) before income tax		3,251,751	910,426	1,895,706
Finance income		232,625	302,230	204,580
Finance costs		(695,162)	(1,016,455)	(1,081,381)
Share of profits and losses of joint ventures		82,619	(41,367)
Amortization of land use rights		(47,263)	(43,523)	(44,591)
Depreciation and amortization (excluding the amortization of land use rights)		(2,085,476)	(2,847,343)	(3,066,608)
Gain/(loss) on disposal of property, plant and equipment and land use rights		47,595	191,364	218,384
Realised gain/(loss) on futures, forward and option contracts, net		3,398	(1,297)
Other income		179,736	440,592	316,536
Gain on disposal of Shanxi Huaxing				1,035,254
Impairment of property, plant and equipment			(35,893)
Change for impairment of inventories		71,973	684,271	(219,997)
Reversal of provision for impairment of receivables, net		26	53,144	5,389
Investments in associates			69,000	21,000	90,875
Investments in joint ventures			2,631,546	1,886,083	2,809,758
Capital expenditure in:
Intangible assets				5,167
Intangible assets			336,603
Investment properties			50,285
Property, plant and equipment		2,558,737	2,455,064	5,523,144
Operating segment | Primary aluminum
Segment information
Total revenue		47,245,646	34,464,194	36,973,230
Inter-segment revenue		(10,693,678)	(4,981,936)	(8,861,390)
Revenue from external customers		36,551,968	29,482,258	28,111,840
Segment profit/(loss) before income tax		826,632	2,183,826	(1,386,922)
Finance income		83,996	36,139	20,820
Finance costs		(1,212,249)	(1,226,821)	(1,347,593)
Share of profits and losses of associates		(16,887)	958	(2,027)
Amortization of land use rights		(25,120)	(27,464)	(28,989)
Depreciation and amortization (excluding the amortization of land use rights)		(3,253,801)	(2,598,984)	(2,871,447)
Gain/(loss) on disposal of property, plant and equipment and land use rights		40,106	361,155	1,747,796
Unrealized gains on futures, forward and option contracts, net			16,778
Realised gain/(loss) on futures, forward and option contracts, net		(47,730)	(271,000)
Other income		79,038	195,380	1,369,644
Impairment of property, plant and equipment			(18,239)
Fair Value Loss		(17,033)
Change for impairment of inventories		64,734	505,595	55,288
Reversal of provision for impairment of receivables, net		269	198	40,603
Gain on disposal and dividends of available for sale		2,792
Investments in associates			313,244	312,286	296,357
Capital expenditure in:
Intangible assets				872
Intangible assets		197	3
Land use rights			26	133,686
Investment properties			3,354
Property, plant and equipment		5,533,168	4,118,544	1,862,662
Operating segment | Energy
Segment information
Total revenue		6,250,966	4,519,806	4,290,915
Inter-segment revenue		(517,269)	(137,460)	(98,124)
Revenue from external customers		5,733,697	4,382,346	4,192,791
Segment profit/(loss) before income tax		(171,310)	33,408	(74,153)
Finance income		44,015	51,897	39,231
Finance costs		(1,000,767)	(987,422)	(1,016,869)
Share of profits and losses of joint ventures		(383,263)	(28,312)	6,979
Share of profits and losses of associates		(181,667)	87,359	270,963
Amortization of land use rights		(6,376)	(11,172)	(12,557)
Depreciation and amortization (excluding the amortization of land use rights)		(1,514,495)	(1,298,483)	(1,203,659)
Gain/(loss) on disposal of property, plant and equipment and land use rights		(12,826)	253,566	(611)
Realised gain/(loss) on futures, forward and option contracts, net		1,585
Other income		37,940	57,600	79,611
Impairment of property, plant and equipment		(15,632)	(2,948)	(10,011)
Change for impairment of inventories		4,488	159	7,417
Reversal of provision for impairment of receivables, net		(25,119)	(836)	64,417
Gain on disposal and dividends of available for sale			1,000
Investments in associates			2,351,845	2,323,968	2,170,178
Investments in joint ventures			1,559,966	1,412,223	878,196
Capital expenditure in:
Intangible assets				27,991
Intangible assets		284,509	6,857
Land use rights		27,956	20,937	5,938
Property, plant and equipment		1,268,051	1,582,039	2,377,708
Operating segment | Trading
Segment information
Total revenue		146,814,520	114,345,851	94,131,114
Inter-segment revenue		(23,159,115)	(13,906,423)	(9,908,906)
Sales of self- produced products		23,158,952	18,292,949	23,294,776
Sales of products sourced from external suppliers		100,496,453	82,146,479	60,927,432
Revenue from external customers		123,655,405	100,439,428	84,222,208
Segment profit/(loss) before income tax		730,131	809,063	(1,234,554)
Finance income		192,327	226,941	265,372
Finance costs		(467,090)	(329,454)	(562,645)
Share of profits and losses of joint ventures		1,885
Share of profits and losses of associates		9,463	(810)
Amortization of land use rights		(15)	(15)	(15)
Depreciation and amortization (excluding the amortization of land use rights)		(85,085)	(54,724)	(27,526)
Gain/(loss) on disposal of property, plant and equipment and land use rights		1,673	2,890	56,120
Unrealized gains on futures, forward and option contracts, net			109,906
Realised gain/(loss) on futures, forward and option contracts, net		(24,953)	(457,702)
Other income		31,060	40,085	12,816
Fair Value Loss		(92,719)
Change for impairment of inventories		722	471,218	(459,575)
Reversal of provision for impairment of receivables, net		(18,396)	(5,838)	121,741
Investments in associates			146,926	118,352	184,149
Investments in joint ventures					28,865
Capital expenditure in:
Intangible assets				580
Intangible assets		372	509
Land use rights		25,199
Investment properties			38,628
Property, plant and equipment		60,805	42,476	16,930
Operating segment | Corporate and other operating segments
Segment information
Total revenue		645,314	504,355	302,377
Inter-segment revenue		(171,481)	(98,322)	(14,935)
Revenue from external customers		473,833	406,033	287,442
Segment profit/(loss) before income tax		(1,728,563)	(1,993,161)	733,760
Finance income		153,336	198,522	282,456
Finance costs		(1,814,661)	(1,459,756)	(1,971,001)
Share of profits and losses of joint ventures		306,910	(25,829)	16,259
Share of profits and losses of associates		23,842	27,584	15,595
Amortization of land use rights		(17,300)	(17,550)	(18,307)
Depreciation and amortization (excluding the amortization of land use rights)		(86,201)	(88,095)	(114,840)
Gain/(loss) on disposal of property, plant and equipment and land use rights		543	7,746	296,168
Unrealized gains on futures, forward and option contracts, net			27,901
Realised gain/(loss) on futures, forward and option contracts, net		43,749	(560,268)
Other income		14,397	11,612	9,167
Gain on disposal of Shanxi Huaxing				1,552,880
Gain on disposal of associates			128,833	832,369
Fair Value Loss		(21,321)
Change for impairment of inventories		5,287	1,145
Gain on disposal and dividends of available for sale		76,616	139,929
Investments in associates			3,045,518	2,827,095	4,193,471
Investments in joint ventures			2,048,688	1,852,581	¥ 2,290,805
Capital expenditure in:
Intangible assets		89	127
Land use rights		6,060
Property, plant and equipment		256,093	143,736	412,632
Inter-segment elimination
Segment information
Total revenue		(58,954,801)	(39,632,607)	(45,527,229)
Inter-segment revenue		58,954,801	39,632,607	45,527,229
Segment profit/(loss) before income tax		97,575	(318,017)	188,104
Self-produced alumina
Segment information
Sales of self- produced products		13,187,000	12,795,000	12,699,000
Self-produced primary aluminum
Segment information
Sales of self- produced products		6,680,000	3,684,000	8,099,000
Self-produced other products
Segment information
Sales of self- produced products		¥ 3,292,000	¥ 1,814,000	¥ 2,497,000